Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant stock options in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Board of Directors or Compensation Committee before granting stock options, the Board of Directors or Compensation Committee (as applicable) will consider such information and use its business judgment to determine whether to delay the option grant to avoid any appearance of impropriety.

The following table sets forth information regarding stock option grants made to the named executive officers during fiscal year 2025 within the period commencing four business days prior to or the one business day following the filing by the Company of a Form 10-K, 10-Q or a Form 8-K that discloses material non-public information as required under Item 402(x) of Regulation S-K.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award	Percentage
Change In
The Closing
Market
Price Of
The
Securities
Underlying
The Award
Between
The
Trading
Day Ending
Immediately
Prior To
The
Disclosure
Of Material
Nonpublic
Information
And The
Trading
Day
Beginning
Immediately
Following
The
Disclosure
Of Material
Nonpublic
					Information
Blair Jordan	6/17/2025	41,000	$9.29	$365,110	(7)%
Eric Van Lent	6/17/2025	2,500	$9.29	$22,263	(7)%
Blair Jordan	7/29/2025	390,899	$29.20	$12,151,798	2%
Blair Jordan	8/8/2025	77,104	$30.10	$2,226,094	241%

Award Timing Method	In the event material nonpublic information becomes known to the Board of Directors or Compensation Committee before granting stock options, the Board of Directors or Compensation Committee (as applicable) will consider such information and use its business judgment to determine whether to delay the option grant to avoid any appearance of impropriety.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the release of material nonpublic information for the purpose
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table sets forth information regarding stock option grants made to the named executive officers during fiscal year 2025 within the period commencing four business days prior to or the one business day following the filing by the Company of a Form 10-K, 10-Q or a Form 8-K that discloses material non-public information as required under Item 402(x) of Regulation S-K.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award	Percentage
Change In
The Closing
Market
Price Of
The
Securities
Underlying
The Award
Between
The
Trading
Day Ending
Immediately
Prior To
The
Disclosure
Of Material
Nonpublic
Information
And The
Trading
Day
Beginning
Immediately
Following
The
Disclosure
Of Material
Nonpublic
					Information
Blair Jordan	6/17/2025	41,000	$9.29	$365,110	(7)%
Eric Van Lent	6/17/2025	2,500	$9.29	$22,263	(7)%
Blair Jordan	7/29/2025	390,899	$29.20	$12,151,798	2%
Blair Jordan	8/8/2025	77,104	$30.10	$2,226,094	241%

Blair Jordan [Member]
Awards Close in Time to MNPI Disclosures
Name	Blair Jordan
Underlying Securities	41,000
Exercise Price | $ / shares	$ 9.29
Fair Value as of Grant Date | $	$ 365,110
Underlying Security Market Price Change	(7)
Eric Van Lent [Member]
Awards Close in Time to MNPI Disclosures
Name	Eric Van Lent
Underlying Securities	2,500
Exercise Price | $ / shares	$ 9.29
Fair Value as of Grant Date | $	$ 22,263
Underlying Security Market Price Change	(7)
Blair Jordan [Member]
Awards Close in Time to MNPI Disclosures
Name	Blair Jordan
Underlying Securities	390,899
Exercise Price | $ / shares	$ 29.2
Fair Value as of Grant Date | $	$ 12,151,798
Underlying Security Market Price Change	2
Blair Jordan [Member]
Awards Close in Time to MNPI Disclosures
Name	Blair Jordan
Underlying Securities	77,104
Exercise Price | $ / shares	$ 30.1
Fair Value as of Grant Date | $	$ 2,226,094
Underlying Security Market Price Change	241